DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative arrangements				₽ 6,255	$ 84.2	₽ 0
Derivatives | ₽				₽ 0		₽ 0
Derivative contracts not designated as hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS
Effect of derivative instruments not designated as hedging instruments on income | $	$ 0.0	$ 1,590.0	$ 98.0